Net Loss Per Ordinary Share (Tables)	6 Months Ended
Jun. 30, 2025
Net Loss Per Ordinary Share [Abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share

The following table sets forth the computation of basic and diluted net income (loss) per ordinary share for the periods indicated:

	Six months ended		Three months ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Basic net loss per ordinary share
Numerator:
Net loss	(15,492)	(18,911)	(7,184)	(8,869)

Denominator:
Weighted average common shares and vested RSUs – basic and diluted	104,403,869	104,563,467	103,551,779	105,079,508
Basic and dilutive net loss per common share	(0.15)	(0.18)	(0.07)	(0.08)

Schedule of Anti-dilutive Securities not Included in Computation of Diluted Net Income (Loss) Per Common Share

The following weighted-average shares of securities were not included in the computation of diluted net income (loss) per common share as their effect would have been anti-dilutive:

	Six months ended		Three months ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Options	11,167,386	11,069,975	11,291,810	11,178,735
Restricted Stock Units	9,735,981	7,582,055	11,190,193	9,434,974
Private Warrants	3,330,000	3,330,000	3,330,000	3,330,000
Public Warrants	5,750,000	5,750,000	5,750,000	5,750,000
Forfeiture Shares	359,375	1,006,250	359,375	1,006,250